Schedule of Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Opening balance for the year	$ 36,529	$ 65,464	$ 106,315
Amortization and expiration of operating lease right-of use assets	(29,748)	(28,935)	(40,851)
Closing balance for the year	$ 6,781	$ 36,529	$ 65,464